LONG TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2024
LONG TERM INVESTMENTS
Schedule of investment in equity security without readily determinable fair value

	September 30,
	2023	2024
	RMB	RMB
Cost method investment	18,921	18,921
Equity investment(i)	66,448	—
Impairment on cost method investment	(18,721)	(18,921)
	66,648	—

Note (i) : It is represents that the cost method investment amounted RMB 37.66 million and fair value adjustment amounted RMB 28.79 million as of September 30, 2024 disclosed in Note 20. In September 2024, the Company transferred all of its shares in Beijing Origin to BC – TID, which led to decrease in equity investment.